Commitments and Contingencies - Schedule of Future Minimum Rental Payments Under Non-cancellable Operating Leases (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 1,534
2023	2,227
2024	2,073
2025	2,001
2026	1,989
2027 and thereafter	8,603
Future minimum rental payments under non-cancellable operating leases	$ 18,427